NON-EQUITY INCENTIVE PLAN OPTIONS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
NON-EQUITY INCENTIVE PLAN OPTIONS

NOTE 11 - NON-EQUITY INCENTIVE PLAN OPTIONS

During the fourth quarter 2023, the Company issued 55,000,000 options to three (one new) members of the Board of Directors. These options carry an exercise price of $0.0001 per share and expire in October 2033. These options were valued at $539,000, ($0.01 per share), and vest at the rate of 25% per quarter beginning January 2nd, 2024. The method utilized to value the options was the Black-Scholes pricing model with the following assumption ranges: Expected life - 6.5 years using the simplified method; stock price $0.0098; volatility 311.4%; exercise price $0.0001 and discount rate 2.52%. In 2023, $89,883 of compensation expense was recognized with $449,117 to be recognized in future periods. At December 31, 2023, the weighted average exercise price is $0.0001 and the weighted average life is 9.83 years.

In the third quarter of 2021, the Company issued options in conjunction with an agreement for Board of Advisor services and the evaluation of certain potential intangible asset acquisitions. These options call for an undivided 1% of the fully diluted issued and outstanding shares upon exercise. These options amounted to 8,081,037 shares at issuance date. These options contain a single recalculation upon the completion of a reverse split of the existing common stock and the Company raising a minimum of $5 million in an offering. These options carry an exercise price of $0.11 per share and expire in September 2031. These options were valued at $436,908 at issuance, ($0.05 per share), and vest 50% upon issuance and 50% in September 2022. The method utilized to value the options was the Black-Scholes pricing model with the following assumption ranges: Expected life - ten years; stock price $0.114; volatility 35.13%; exercise price $0.11 and bond equivalent yield rate 1.47%. In December 2023, the Company and the consultant agreed to disengage and agreed to cancel the 1% option that the consultant held.